Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 86,463	$ 81,658
Total Assets	669,153	669,415
Current Liabilities	73,243	41,982
Total Liabilities	188,798	167,577
Shareholders' Equity
Issued Capital	1,310,813	1,249,123
Reserves
Accumulated losses	(908,761)	(820,805)
Total Equity	480,355	501,838	$ 497,044	$ 581,397
Loss for the period	(87,956)	(81,889)	(91,347)
Total comprehensive income/(loss) for the period	(88,648)	(82,463)	$ (91,578)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	37,166	28,850
Total Assets	958,323	890,120
Current Liabilities	30,709	11,941
Total Liabilities	33,358	15,282
Shareholders' Equity
Issued Capital	1,310,813	1,249,123
Reserves
Foreign Currency Translation Reserve	(261,745)	(261,377)
Share Options Reserve	91,940	86,274
Warrant Reserve	12,969	12,969
Accumulated losses	(229,012)	(212,165)
Total Equity	924,965	874,824
Loss for the period	(16,847)	(18,848)
Total comprehensive income/(loss) for the period	$ (16,847)	$ (18,848)